Leases -Lessee, Balance Sheet and Income Statement Effect (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Lessee, Lease, Description [Line Items]
Right-of-use asset - operating	$ 9,849		$ 9,849		$ 9,935
Lease liability - operating	$ 13,125		$ 13,125		$ 13,356
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets		Other assets		Other assets
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Accounts payable and other accrued expenses		Accounts payable and other accrued expenses		Accounts payable and other accrued expenses
General and Administrative Expense
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 809	$ 789	$ 1,594	$ 1,546